CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Administrative compensation	$ 8,676,000	$ 5,892,000
Communications	2,383,000	1,579,000
Community relations	4,883,000
Depreciation	821,000	859,000
Office, insurance and general	3,805,000	3,938,000
Professional fees and consulting	5,464,000	7,515,000
Share-based payments	23,896,000	8,799,000
General and administration expenses	49,928,000	28,582,000
Accretion of provision for closure and reclamation	581,000	201,000
Change in fair value of convertible debenture		3,153,000
Change in fair value of Gold Stream derivative liability	151,140,000	(7,737,000)
Exploration and evaluation	6,736,000	146,922,000
Flow-through share premium recovery	(12,911,000)	(17,429,000)
Foreign exchange loss (gain)	70,000	(532,000)
Gain on sale of exploration and evaluation interests	(3,216,000)
Interest and finance fee expense	2,735,000	1,569,000
Interest income	(3,065,000)	(3,694,000)
Loss (gain) on marketable securities	(13,637,000)	567,000
Other	1,018,000	337,000
Loss before income tax	179,379,000	151,939,000
Deferred tax expense	3,462,000
Loss and comprehensive loss for the year	$ 182,841,000	$ 151,939,000
Loss per share - basic	$ (1.59)	$ (1.53)
Loss per share - diluted	$ (1.59)	$ (1.53)
Weighted average number of common shares outstanding - basic	115,218,502	99,128,496
Weighted average number of common shares outstanding - diluted	115,218,502	99,128,496